Document and Entity Information	Nov. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	Perdoceo Education Corporation
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Entity File Number	0-23245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	1750 E. Golf Road
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(847)
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	231 N. Martingale Rd.
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173